Note 4 - Related Party Transactions	3 Months Ended
Mar. 31, 2019
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
4.	Related Party Transactions

The Company’s vessel owning companies are parties to management agreements with the Management Company which is controlled by members of the Pittas family, whereby the Management Company provides technical and commercial vessel management for a fixed daily fee of Euro
685
for both the
three
months ended
2018
and
2019
under the Company’s Master Management Agreement (“MMA”) with Eurobulk. Vessel management fees paid to the Management Companies amounted to
$956,713
and
$776,292
in the
three
-month periods ended
March 31, 2018
and
2019,
respectively.
The MMA was further renewed on
January 1, 2018
for an additional
five
year term until
January 1, 2023
with the
5%
volume discount permanently incorporated in the daily management fee. The daily management fee remained unchanged at Euros
685
for the year
2019
and will be adjusted annually for inflation in the Eurozone. These fees are recorded under "Related party management fees" in the unaudited condensed consolidated statements of operations.

In addition to the vessel management services, the Management Company provides the Company with the services of its executives, services associated with the Company being a public company and other services to the Company’s subsidiaries. For the three
months ended
March 31, 2018
and
March 31, 2019,
compensation paid to the Management Company for such additional services to the Company was
$323,529
and
$312,500
respectively. This amount is included in “Other general and administrative expenses” in the accompanying unaudited condensed consolidated statements of operations.

Amounts due to or from related company represent net disbursements and collections made on behalf of the vessel-owning companies by the Management Company during the normal course of operations for which a right of offset exists. As of
March 31, 2018
the amount due to related company was
$2,672,895.
As of
March 31, 2019,
the amount due from related company was
$762,380.

The Company uses brokers for various services, as is industry practice. Eurochart S.A., an affiliated company controlled by certain members of the Pittas family, provides vessel sale and purchase services, and chartering services to the Company whereby the Company pays commission of
1%
of the vessel sales or acquisition prices and
1.25%
of charter revenues. Commissions to Eurochart S.A. for chartering services were
$109,516
and
$109,112
for the
three
-month periods ended
March 31, 2018
and
2019,
respectively.

Certain members of the Pittas family, together with another unrelated ship management company, have formed a joint venture with the insurance broker Sentinel Maritime Services Inc. (“Sentinel”). Technomar Crew Management Services Corp (“Technomar”), is a company owned by certain members of the Pittas family, together with two
other unrelated ship management companies. Sentinel is paid a commission on insurance premiums not
exceeding
5%;
Technomar is paid a fee of about
$50
per crew member per month. Total fees charged by Sentinel and Technomar were
$17,685
and
$35,306
in the
first
three
months of
2018,
respectively. In the
first
three
months of
2019,
total fees charged by Sentinel and Technomar were
$16,732
and
$32,614,
respectively. These amounts are recorded in “Vessel operating expenses” under “Operating expenses” in the accompanying unaudited condensed consolidated statements of operations.